Share-based payments - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) year $ / shares	Dec. 31, 2018 CAD ($) year $ / shares
Share-based Payment Arrangements [Abstract]
Weighted average fair value per option granted (CAD per share)	$ 2.34	$ 2.13
Weighted average share price (CAD per share) | $ / shares	$ 58	$ 57
Weighted average exercise price	$ 58	$ 56
Expected dividend growth	5.00%	5.00%
Expected volatility	14.00%	12.00%
Risk-free interest rate	2.00%	2.00%
Expected life (years) | year	4	4